UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 FUND, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                                                                                            DOLLAR
                                                                                                                           AMOUNT OF
                                                                     REALIZED AND                                         FAIR VALUE
                                                                      UNREALIZED                               FIRST      FOR FIRST
                                                           % OF       GAIN/(LOSS)    INITIAL                 AVAILABLE    AVAILABLE
                                                          MEMBERS'       FROM      ACQUISITION   LIQUIDITY   REDEMPTION   REDEMPTION
    INVESTMENT FUND               COST       FAIR VALUE   CAPITAL    INVESTMENTS      DATE         (a)          (b)          (b)
-------------------------     ------------  ------------  --------  -------------  ----------- ------------- ----------   ----------
LONG/SHORT EQUITY
Artha Emerging
  Markets Fund, L.P.          $ 18,135,557  $ 25,609,622    4.07%    $ 7,137,469    4/1/2006    Quarterly
Bay Pond Partners,
  L.P.                          40,006,551    56,035,118    8.90      30,780,812    3/1/2008  Semi-Annually
Cevian Capital II,
  L.P., Class B                 21,434,898    19,371,214    3.08       4,974,549    7/1/2006     Annually    12/31/2009   4,087,780
Cevian Capital II,
  L.P., Class C                  3,452,497     3,874,616    0.62       1,193,584    7/1/2006     Annually
Chap-Cap Activist
  Partners, L.P. (c)               296,222       275,639    0.04          51,176    4/1/2006       N/A
Chap-Cap Partners II,
  L.P. (c)                         511,773       538,201    0.09         135,683    4/1/2006       N/A
Cobalt Partners, L.P.           51,212,239    53,902,786    8.56       6,470,186    7/1/2007  Semi-Annually
Conatus Capital Partners,
  L.P., Class A                 10,000,000     9,393,953    1.49       1,159,368    1/1/2008    Quarterly
Cycladic Catalyst Fund,
  L.P. (c)                         680,781       104,230    0.02        (409,736)   5/1/2005       N/A
Cycladic Catalyst Fund,
  L.P. (d)                          48,336        12,870      --          (7,587)   5/1/2005       N/A
Cycladic Catalyst Fund,
  L.P., Class B (c)                734,963       112,595    0.02        (441,323)   6/1/2005       N/A
Cycladic Catalyst Fund,
  L.P., Class B (d)                 95,468        13,974      --          (9,099)   6/1/2005       N/A
Delta Institutional
  Holdings, L.P. (d)             1,311,619     1,497,075    0.24         165,386    7/1/2003       N/A
Eastern Advisor Fund,
  L.P. (c)                       1,447,125     3,630,909    0.58         743,789    4/1/2004       N/A
Eastern Advisor Fund,
  L.P. (c)                       7,673,150     4,618,844    0.73      (3,444,082)   4/1/2004       N/A
Eminence Partners, L.P.         38,148,082    35,157,300    5.58       3,806,606    1/1/2006    Quarterly
Gugner Long/Short Fund,
  Ltd., Class B                 52,000,000    52,731,175    8.38       3,079,333    3/1/2008    Quarterly     3/31/2010  52,731,175
Meditor European Hedge
  Fund (B) Limited              26,441,460    34,571,109    5.49       1,164,335    5/1/2006     Monthly
Pershing Square, L.P.           14,563,055    25,766,528    4.09       5,258,910    1/1/2005     Annually
Southpoint Qualified
  Fund, L.P.                    60,000,000    56,150,936    8.92      10,806,612    2/1/2008     Annually
Steel Partners Japan
  Strategic Fund, L.P. (c)       5,933,551     5,448,374    0.86        (552,261)   1/1/2006       N/A
Steel Partners Japan
  Strategic Fund, L.P. (d)       2,285,518     1,112,466    0.18     (11,353,786)   1/1/2006       N/A
The Children's Investment                                                                         Every
  Fund, L.P., Class A           17,466,341    21,822,801    3.47        (214,350)   4/1/2005     3 Years
                                                                                                  Every
Tiger Asia Fund, L.P.           13,824,741    18,862,895    3.00         526,886    3/1/2005     3 Years      12/31/2009  18,862,895
Tiger Asia L Holdings,
  Ltd. SPV (d)                   1,593,852     1,593,440    0.25            (413)   3/1/2005       N/A
                              ------------  ------------   -----     -----------
  LONG/SHORT EQUITY
    SUBTOTAL                  $389,297,779  $432,208,670   68.66%    $61,022,047

MULTI-STRATEGY
D.E. Shaw Oculus Fund,
  L.L.C. (f)                    16,121,192    27,677,800    4.40       3,215,880    4/1/2005    Quarterly
                              ------------  ------------   -----     -----------
  MULTI-STRATEGY
    SUBTOTAL                  $ 16,121,192  $ 27,677,800    4.40%    $ 3,215,880

Redeemed Investment
  Funds (g)                             --            --      --       9,755,989
                              ------------  ------------   -----     -----------
TOTAL                         $405,418,971  $459,886,470   73.06%    $73,993,916
                              ============  ============   =====     ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e) The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
(f) In accordance with its offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.
(g) Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                  ASSETS TABLE
--------------------------------------------------------------------------------
                                                        LEVEL 2        LEVEL 3
                       TOTAL FAIR                     SIGNIFICANT    SIGNIFICANT
                        VALUE AT         LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION            09/30/2009     QUOTED PRICES     INPUTS         INPUTS
--------------------------------------------------------------------------------
Long/Short Equity     $432,208,670        $ --          $ --        $432,208,670
Multi-Strategy          27,677,800          --            --          27,677,800
TOTAL ASSETS          $459,886,470        $ --          $ --        $459,886,470
                      ----------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


-----------------------------------------------------------------------------------------------------------------------------
                                                               CHANGE IN
                   BALANCE AS OF    ACCRUED                    UNREALIZED                       TRANSFERS IN    BALANCE AS OF
                   DECEMBER 31,    DISCOUNTS/     REALIZED     APPRECIATION/   NET PURCHASES/     AND/OR OUT     SEPTEMBER 30,
DESCRIPTION            2008         PREMIUMS     GAIN/(LOSS)   DEPRECIATION       (SALES)         OF LEVEL 3         2009
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN
INVESTMENT
STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------
  Long/Short
  Equity           542,585,113        --         7,393,699      63,384,337    (181,154,479)          --          432,208,670
-----------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy    39,342,967        --         5,814,894      (2,599,014)    (14,881,047)          --           27,677,800
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL            581,928,080        --        13,208,593      60,785,323    (196,035,526)          --          459,886,470
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $60,785,323.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS M2 Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.